ORGANIZATION AND BUSINESS (Details Narrative) - USD ($)			12 Months Ended
	Jul. 15, 2022	Jul. 15, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value			$ 0.0001	$ 0.0001
Proceeds from aggregate gross				$ 18,048,369
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued on initial public offering	5,060,000	5,060,000
Ordinary shares, par value	$ 0.0001	$ 0.0001
Share price	$ 4.00	$ 4.00
Proceeds from aggregate gross	$ 20,240,000